RISK AND CAPITAL MANAGEMENT FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of financial assets [Table Text Block]
Assets	Level 1	Level 2	Level 3	Total
Investments	$624,559	$-	$911,477	$1,536,036
Strategic Investments	32,738	-	-	32,738
Settlement receivables	-	902,991	-	902,991
Total	$657,297	$902,991	$911,477	$2,471,765

Disclosure of currency risk [Table Text Block]
Accounts	US dollars
Cash and cash equivalents	$62,065,449
Restricted cash	390,457
Trade receivables	4,449,430
Settlement recceivables	662,500
Accounts payable and accrued liabilities	(3,932,765)
Advances from joint venture partners	(334,721)
Net exposure	$63,300,351
Canadian dollar equivalent	$86,278,758